CONDENSED BALANCE SHEETS - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 2,880,254	$ 6,007,575
Accounts receivable	327,200	223,275
Inventories, net	972,695	410,098
Deferred financing costs	4,258,515	0
Prepaid expenses and other	46,737	70,073
Total current assets	8,485,401	6,711,021
Property and equipment, net	3,771,849	3,980,280
Construction in progress	188,912	0
Right-of-use assets	641,651	0
Deposits	34,359	34,359
TOTAL ASSETS	13,122,172	10,725,660
Current liabilities:
Accrued expenses	2,312,118	646,863
Total current liabilities	14,590,504	1,041,101
Convertible notes payable	7,300,000	0
Accounts payable	4,456,587	221,188
Operating lease liability	343,049	0
Contract liabilities	178,750	173,050
Deferred rent	0	96,484
Operating lease liability, net of current portion	373,907	0
Total liabilities	14,964,411	1,137,585
Shareholders' equity:
Common Stock	1,077	999
Additional paid-in capital	59,344,952	56,646,247
Accumulated deficit	(61,192,308)	(47,063,207)
Total stockholders' (deficit) equity	(1,842,239)	9,588,075
TOTAL LIABILITIES AND STOCKHOLDERS' (DEFICIT) EQUITY	13,122,172	10,725,660
Tailwind Acquisition Corp [Member]
Current assets
Cash and cash equivalents	4,749	479,694
Prepaid expenses	80,875	111,667
Total current assets	85,624	591,361
Cash held in Trust Account	33,034,062	334,441,194
TOTAL ASSETS	33,119,686	335,032,555
Current liabilities:
Accounts payable and accrued expenses	4,992,362	3,867,106
Accrued offering costs		109,000
Income taxes payable	88,204
Total current liabilities	34,635,009	3,976,106
Convertible note – related party	600,000
Warrant liabilities	1,848,755	13,733,608
Deferred underwriting fee payable	11,697,550	11,697,550
Total liabilities	48,781,314	29,407,264
Commitments and Contingencies
Shareholders' equity:
Preferred Stock
Accumulated deficit	(18,866,397)	(28,591,245)
Total stockholders' (deficit) equity	(18,865,561)	(28,590,409)
TOTAL LIABILITIES AND STOCKHOLDERS' (DEFICIT) EQUITY	33,119,686	335,032,555
Class A Common Stock Subject to Redemption | Tailwind Acquisition Corp [Member]
Current liabilities:
Class A common stock subject to possible redemption	3,203,933	334,215,700
Class A Common stock [Member] | Tailwind Acquisition Corp [Member]
Current liabilities:
Class A common stock redemption payable	29,554,443
Shareholders' equity:
Common Stock
Class B Common Stock [Member] | Tailwind Acquisition Corp [Member]
Shareholders' equity:
Common Stock	836	836
Series A Preferred Stock [Member]
Shareholders' equity:
Preferred Stock	800	800
Series A-1 Preferred Stock [Member]
Shareholders' equity:
Preferred Stock	348	348
Series B Preferred Stock [Member]
Shareholders' equity:
Preferred Stock	312	312
Series B-1 Preferred Stock [Member]
Shareholders' equity:
Preferred Stock	2,463	2,463
Series C Preferred Stock [Member]
Shareholders' equity:
Preferred Stock	$ 117	$ 113